General information and significant accounting policies - Narrative (Details)	6 Months Ended
	Jun. 30, 2019 vessel	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Variability of lease revenue	100.00%
Number of vessels	109
Property, plant and equipment not subject to operating leases [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	109
Handymax [Member] | Property, plant and equipment not subject to operating leases [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	14
MR [Member] | Property, plant and equipment not subject to operating leases [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	45
LR1 [Member] | Property, plant and equipment not subject to operating leases [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	12
LR2 [Member] | Property, plant and equipment not subject to operating leases [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	38
Retained earnings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of Vessels Operating in the Spot Market		2
Propert, plant and equipment subject to IFRS Lease Liability [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	10
Propert, plant and equipment subject to IFRS Lease Liability [Member] | Handymax [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	7
Propert, plant and equipment subject to IFRS Lease Liability [Member] | MR [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels	3